Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
NOTE 6.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 Convertible Preferred Stock and 4,500,000 shares as Series A-2 Convertible Preferred Stock (together, the “Series A Preferred Stock”). Each share of Series A Preferred Stock is convertible into ten shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.985% of the common stock following conversion, and entitles the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends accrue, compounding quarterly, and accumulate on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends ceases. The Series A Preferred Stock has no voting rights, and in the event of liquidation ranks senior to common stock.

Effective May 27, 2011, the Company sold an aggregate of 2,937,499.97 shares of Series A-1 Convertible Preferred Stock with a stated value of $5.20 per share. The Company recorded the allocated valuation of $10,724,991 (see Note 4), less allocated issuance costs of $886,422, as Series A-1 Convertible Preferred Stock within permanent equity.

As of June 30, 2013, $1,675,694 of undeclared dividends had been accrued with respect to the outstanding Series A-1 Convertible Preferred Stock, of which $209,268 and $199,124 relate to the three months ended June 30, 2013 and 2012, respectively and $415,952 and $395,789 relate to the six months ended June 30, 2013 and 2012, respectively.

NOTE 7.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 Convertible Preferred Stock and 4,500,000 shares as Series A-2 Convertible Preferred Stock (together, the “Series A Preferred Stock”). Each share of Series A Preferred Stock is convertible into ten shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.985% of the common stock following conversion, and entitles the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends accrue, compounding quarterly, and accumulate on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends ceases. The Series A Preferred Stock has no voting rights, and in the event of liquidation ranks senior to common stock.

Effective May 27, 2011, the Company sold an aggregate of 2,937,499.97 shares of Series A-1 Convertible Preferred Stock with a stated value of $5.20 per share. The Company recorded the allocated valuation of $10,724,991 (see Note 5), less allocated issuance costs of $886,422, as Series A-1 Convertible Preferred Stock within permanent equity. The Company also recognized a beneficial conversion feature calculated as the number of potential conversion shares multiplied by the excess of the market price of the common stock on the issuance date over the price per conversion share based on the valuation allocated to the Series A-1 Convertible Preferred Stock. Since this preferred stock is immediately convertible and not redeemable, this non-contingent beneficial conversion feature of $9,250,009 was recorded as a one-time accretion expense.

As of December 31, 2012, $1,259,742 of undeclared dividends had been accrued with respect to the outstanding Series A-1 Convertible Preferred Stock, of which $801,534 and $458,208 related to the year ended December 31, 2012 and 2011, respectively.